RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of commercial transactions with related companies

		Six months ended June 30,
		2023	2024	2024
		CNY	CNY	US$
	Notes	(Unaudited)	(Unaudited)	(Unaudited)

CHNR's share of office rental, rates and others to Anka Consultants Limited (“Anka”) *	(i)	218	234	32
Feishang Management's share of office rental to Feishang Enterprise**	(ii)	84	84	12
Shenzhen New Precise Space-Time Technology Co., Limited (“Shenzhen New PST”)’s share of office rental to Feishang Enterprise**		45	—	—

(i)	The Company signed a contract with Anka to lease 184 square meters of office premises for two years, from July 1, 2022 to June 30, 2024. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka.
(ii)	On January 1, 2018, Feishang Management signed an office-sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 33 months. Feishang Management signed a new contract with Feishang Enterprise in October 2023, which will expire on September 30, 2024.

		Year Ended December 31,
		2021	2022	2023	2023
		CNY	CNY	CNY	US$

Interest income received from Feishang Enterprise(a)	(i)	3,396	—	—	—

CHNR’s share of office rental, rates and others to Anka Consultants Limited (“Anka”)(b)	(ii)	1,343	1,175	445	63
Feishang Management's share of office rental to Feishang Enterprise(a)	(iii)	166	166	166	23
Shenzhen New PST’s share of office rental to Feishang Enterprise(a)	(iv)	90	90	53	7

(i)	The Company's subsidiary, Shanghai Onway, entered into a series of contracts to provide a loan amounting to CNY80,000 at an interest rate of 9% per annum to Feishang Enterprise from March 2, 2018 to June 30, 2021.

(ii)	The Company signed a contract with Anka to lease 184 square meters of office premises for two years from July 2018 to June 30, 2020, and extended it to June 30, 2024. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka.

(iii)	On January 1, 2018, Feishang Management signed an office-sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 33 months. Feishang Management signed a new contract with Feishang Enterprise in October 2023, which will expire on September 30, 2024.

(iv)	Shenzhen New PST signed a contract with Feishang Enterprise to lease 96 meters of office premises for 12-month period from March 14, 2022 to March 13, 2023 and renewed the contract with same terms for another 12-month period from March 14, 2023 to March 13, 2024. Due to the disposal of PSTT, the transaction amount in 2023 contains 7 months rentals.

(a)	Feishang Enterprise is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(b)	Anka is jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.

Schedule of balances with related companies

		December 31,	June 30,
		2023	2024	2024
		CNY	CNY	US$
	Notes	(Audited)	(Unaudited)	(Unaudited)

Current:
Payable to related companies:
Feishang Enterprise**	(i)	6,078	6,221	856
Anka Capital Limited (“Anka Capital”)*	(ii)	2,991	—	—
		9,069	6,221	856

Payable to the Shareholder:
Feishang Group**	(iii)	7,153	7,153	984
Feishang Group**		78,520	70,164	9,655
		85,673	77,317	10,639

Lease liabilities to related parties
Anka*		360	376	52
Total		360	376	52

(i)	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(ii)	The payable to Anka Capital represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(iii)	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

* Anka Capital and Anka are each jointly owned by Wong Wah On Edward and Tam Cheuk Ho, who are officers of the Company.

**Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

		December 31,
		2022	2023	2023
		CNY	CNY	US$

Current:
Payable to related companies:
Feishang Enterprise(a)	(i)	495	6,078	858
Anka Capital Ltd. (“Anka Capital”)(b)	(iii)	2,913	2,991	423
		3,408	9,069	1,281

Payable to the Shareholder:
Feishang Group Ltd.(a)	(ii)	7,153	7,153	1,010
Feishang Group Ltd.(a)		—	78,520	11,093
		7,153	85,673	12,103

Lease liabilities to related parties:
Anka(b)		1,022	360	51
		1,022	360	51

(i)	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(ii)	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(iii)	The payable to Anka Capital represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(a)	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(b)	Anka Capital and Anka are each jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.

Schedule of compensation of key management personnel of the group

	Six months ended June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Wages, salaries and allowances	575	374	51
Housing subsidies	7	6	1
Contribution to pension plans	28	25	3

Total	610	405	55

	Year Ended December 31,
	2022	2023	2023
	CNY	CNY	US$
Wages, salaries and allowances	1,171	1,014	143
Housing funds	16	16	2
Contribution to pension plans	65	64	9

	1,252	1,094	154